Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Amount at beginning		$ 2,861,748,733		$ 2,326,363,413	$ 2,326,363,413
Convertible redeemable preferred shares, Amount at ending					$ 2,861,748,733	$ 2,326,363,413
Series A-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at beginning	$ 491,408,970	$ 485,488,380	$ 580,673,250	$ 352,502,820	$ 352,502,820	$ 302,101,880	$ 323,106,619
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 5,920,590	$ 910,860	$ 228,170,430
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(15,181,000)
Conversion of preferred shares to ordinary shares	$ (491,408,970)
Convertible redeemable preferred shares at ending (in Shares)		15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at ending		$ 491,408,970	$ 581,584,110	$ 580,673,250	$ 485,488,380	$ 352,502,820	$ 302,101,880
Series A-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at beginning	$ 461,505,600	$ 456,377,760	$ 546,969,600	$ 334,164,240	$ 334,164,240	$ 288,156,120	$ 304,421,139
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 5,127,840	$ 712,200	$ 212,805,360
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(14,244,000)
Conversion of preferred shares to ordinary shares	$ (461,505,600)
Convertible redeemable preferred shares at ending (in Shares)		14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at ending		$ 461,505,600	$ 547,681,800	$ 546,969,600	$ 456,377,760	$ 334,164,240	$ 288,156,120
Series A-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at beginning	$ 91,684,617	$ 90,666,213	$ 108,686,300	$ 66,479,127	$ 66,479,127	$ 57,426,649	$ 60,508,715
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 1,018,404	$ 169,734	$ 42,207,173
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(2,828,899)
Conversion of preferred shares to ordinary shares	$ (91,684,617)
Convertible redeemable preferred shares at ending (in Shares)		2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at ending		$ 91,684,617	$ 108,856,034	$ 108,686,300	$ 90,666,213	$ 66,479,127	$ 57,426,649
Series B-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at beginning	$ 426,402,207	$ 423,255,328	$ 510,450,121	$ 318,883,816	$ 318,883,816	$ 281,383,499	$ 284,731,410
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 3,146,879	$ 786,720	$ 191,566,305
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(13,111,999)
Conversion of preferred shares to ordinary shares	$ (426,402,207)
Convertible redeemable preferred shares at ending (in Shares)		13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at ending		$ 426,402,207	$ 511,236,841	$ 510,450,121	$ 423,255,328	$ 318,883,816	$ 281,383,499
Series B-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at beginning	$ 296,817,885	$ 295,908,795	$ 359,545,095	$ 230,272,497	$ 230,272,497	$ 208,363,428	$ 201,638,532
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 909,090	$ 4,545,450	$ 129,272,598
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(9,090,900)
Conversion of preferred shares to ordinary shares	$ (296,817,885)
Convertible redeemable preferred shares at ending (in Shares)		9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at ending		$ 296,817,885	$ 364,090,545	$ 359,545,095	$ 295,908,795	$ 230,272,497	$ 208,363,428
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,100,000	2,100,000		2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning	$ 68,775,000	$ 68,775,000		$ 55,965,000	$ 55,965,000	$ 50,379,000
Issuance of Preferred Shares (in Shares)							2,100,000
Issuance of Preferred Shares							$ 10,000,000
Preferred Shares redemption value accretion
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(2,100,000)
Conversion of preferred shares to ordinary shares	$ (68,775,000)
Convertible redeemable preferred shares at ending (in Shares)		2,100,000			2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at ending		$ 68,775,000			$ 68,775,000	$ 55,965,000	$ 50,379,000
Series C Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at beginning	$ 453,514,272	$ 458,577,648	$ 572,161,488	$ 395,627,568	$ 395,627,568	$ 371,816,016	$ 325,277,607
Issuance of Preferred Shares (in Shares)
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ (5,063,376)	$ 1,231,632	$ 176,533,920
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(13,684,800)
Conversion of preferred shares to ordinary shares	$ (453,514,272)
Convertible redeemable preferred shares at ending (in Shares)		13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at ending		$ 453,514,272	$ 573,393,120	$ 572,161,488	$ 458,577,648	$ 395,627,568	$ 371,816,016
Series D Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	12,963,577	12,963,577	12,963,577	11,747,760	11,747,760	11,144,336	11,144,336
Convertible redeemable preferred shares, Amount at beginning	$ 593,342,919	$ 582,699,609	$ 690,958,654	$ 572,468,345	$ 572,468,345	$ 406,656,821	$ 405,189,642
Issuance of Preferred Shares (in Shares)				1,215,817	1,215,817	603,424
Issuance of Preferred Shares				$ 40,297,282	$ 40,297,282	$ 20,000,000
Preferred Shares redemption value accretion		$ 10,643,310	$ 2,592,716	$ 78,193,027
Repurchase of preferred shares (in Shares)	(3,017,119)
Repurchase of preferred shares	$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)	(9,946,458)
Conversion of preferred shares to ordinary shares	$ (455,249,382)
Convertible redeemable preferred shares at ending (in Shares)		12,963,577	12,963,577	12,963,577	12,963,577	11,747,760	11,144,336
Convertible redeemable preferred shares, Amount at ending		$ 593,342,919	$ 693,551,370	$ 690,958,654	$ 582,699,609	$ 572,468,345	$ 406,656,821
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		2,100,000	2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning			$ 84,924,000	$ 55,965,000	$ 55,965,000
Issuance of Preferred Shares
Preferred Shares redemption value accretion			$ 147,000	$ 28,959,000
Convertible redeemable preferred shares at ending (in Shares)			2,100,000	2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at ending			$ 85,071,000	$ 84,924,000		$ 55,965,000
Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	83,205,175	83,205,175	83,205,175	81,989,358	81,989,358	81,385,934	79,285,934
Convertible redeemable preferred shares, Amount at beginning	$ 2,883,451,470	$ 2,861,748,733	$ 3,454,368,508	$ 2,326,363,413	$ 2,326,363,413	$ 1,966,283,413	$ 1,831,149,850
Issuance of Preferred Shares (in Shares)				1,215,817	1,215,817	603,424	2,100,000
Issuance of Preferred Shares				$ 40,297,282	$ 40,297,282	$ 20,000,000	$ 10,000,000
Preferred Shares redemption value accretion		$ 21,702,737	$ 11,096,312	$ 1,087,707,813
Repurchase of preferred shares (in Shares)	(3,017,119)
Repurchase of preferred shares	$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)	(80,188,056)
Conversion of preferred shares to ordinary shares	$ (2,745,357,933)
Convertible redeemable preferred shares at ending (in Shares)		83,205,175	83,205,175	83,205,175	83,205,175	81,989,358	81,385,934
Convertible redeemable preferred shares, Amount at ending		$ 2,883,451,470	$ 3,465,464,820	$ 3,454,368,508	$ 2,861,748,733	$ 2,326,363,413	$ 1,966,283,413